Acquisition of assets	12 Months Ended
Dec. 31, 2024
Acquisition of assets [Abstract]
Acquisition of assets
3.	Acquisition of assets

On 27 January 2022, the Group completed the acquisition of 32 vessels from Chemical Tankers Inc and its subsidiaries (“CTI”), in exchange for the Company’s equity instruments (“Acquisition of CTI fleet”). The acquisition was accounted for as an asset acquisition that did not constitute a business and which was satisfied by way of issuance of new shares of the Company together with the Company’s existing treasury shares.

In exchange for all outstanding shares in CTI, CTI’s shareholders received a total of 99,199,394 common shares in the Company, consisting of 92,112,691 newly issued shares and 7,086,703 of treasury shares. Since the consideration for the acquisition was satisfied by way of issuance of the Company’s equity instruments, the accounting of the fair value of the consideration settled follows the guidance of IFRS 2 Share-based Payment. At the acquisition date, ordinary shares and the existing treasury shares of the Company were issued to CTI’s shareholders, and the fair value of issued shares was deemed to be the fair value of the CTI’s net assets acquired.

The fair value of CTI’s net assets acquired was assessed at US$221.1 million. Equity settlement of the transaction resulted in an increase in share capital of US$0.9 million and share premium of US$207.4 million, while reducing balance of treasury shares by US$12.8 million. The effects of CTI acquisition resulted in increases in the Group’s assets, liabilities and equity by US$943.0 million, US$721.9 million and US$221.1 million respectively.
(a)	Assets acquired and liabilities assumed

A summary of the acquired assets and liabilities of CTI is presented below.

CTI balances acquired at fair values 2022 US$’000
Property, plant and equipment	893,009
Restricted cash	6,050
Cash and cash equivalents	4,195
Inventories	3,168
Trade and other receivables, and prepayments	36,584
Trade and other payables	(19,435)
Borrowings	(702,423)
Total net assets acquired	221,148

(b)	Consideration transferred

The following table summarises the acquisition date fair value of each class of consideration transferred.

US$’000
Common shares issued	208,316
Treasury shares transferred	12,832
Less: Cost of issuing new common shares	(936)
Net consideration transferred in the form of issued common shares and treasury shares	220,212

(c)	Measurement of fair values

The fair value of acquired vessels was estimated based on an independent third-party valuation report close to the acquisition date, which made reference to comparable transaction prices of similar vessels.

The carrying values of acquired borrowings approximate their fair values as the bank borrowings bear floating interest rates and were re-priceable at three-month intervals.

Other acquired items represent working capital items whose carrying values approximate fair values due to short period of maturity.